Corporate debt (Tables)	6 Months Ended
Jun. 30, 2021
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of June 30, 2021 and December 31, 2020 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Non-current	1,006,421	970,077
Current	18,640	23,648
Total Corporate Debt	1,025,061	993,725

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of June 30, 2021 is as follows:

	Remainder of 2021	Between January and June 2022	Between July and December 2022	2023	2024	2025	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	6	-	-	-	-	-	-	6
Commercial Paper	13,623	-	-	-	-	-	-	13,623
2020 Green Private Placement	300	-	-	-	-	-	340,934	341,234
Note Issuance Facility 2020	-	-	-	-	-	-	162,217	162,217
Green Exchangeable Notes	2,082	-	-	-	-	103,360	-	105,442
Bank loan	11	-	-	1,976	1,976	1,935	-	5,898
Green Senior Notes	2,618	-	-	-	-	-	394,023	396,641
Total	18,640	-	-	1,976	1,976	105,295	897,174	1,025,061

The repayment schedule for the corporate debt as of December 31, 2020 was as follows:

	2021	2022	2023	2024	2025	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	41	-	-	-	-	-	41
Notes Issuance Facility 2019	-	-	-	-	343,999	-	343,999
Commercial Paper	21,224	-	-	-	-	-	21,224
2020 Green Private Placement	289	-	-	-	-	351,026	351,315
Note Issuance Facility 2020	-	-	-	-	-	166,846	166,846
Green Exchangeable Notes	2,083	-	-	-	102,144	-	104,227
Bank loan	11	-	2,036	2,036	1,990	-	6,073
Total	23,648	-	2,036	2,036	448,133	517,872	993,725